Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Schedule of accounts receivable
	March 31,	December 31,
	2022	2021
Accounts receivable	$10,673,848	$12,710,362
Less: Allowance for doubtful accounts	(1,330,057)	(1,276,858)
Total, net	$9,343,791	$11,433,504

	December 31, 2021	December 31, 2020

Accounts receivable	$12,710,362	$14,763,516
Less: Allowance for doubtful accounts	(1,276,858)	(1,307,965)
Total, net	$11,433,504	$13,455,551